Offerings - Offering: 1	Jul. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	1,347,675,000
Maximum Aggregate Offering Price	$ 1,347,675,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 206,329.04
Offering Note	Note 1(a): Represents 17,000,000 additional shares of common stock, par value $0.01 per share (the "Common Stock") of Carrier Global Corporation reserved for issuance under the Carrier Global Corporation 2020 Long-Term Incentive Plan, as amended. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 also includes additional shares of Common Stock in respect of the securities identified in the above table that may become issuable by reason of any stock dividend, stock split, recapitalization or similar adjustments. Note 1(b): Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per share of Common Stock and the maximum aggregate offering price are based on the average of the $80.74 (high) and $77.81 (low) sale price of the Common Stock as reported on the New York Stock Exchange on 7/23/2024, which date is within five business days prior to filing this registration statement.